Stockholders' Deficit (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares $ / warrant shares	Dec. 31, 2014 $ / shares $ / warrant shares	Dec. 31, 2013 $ / shares $ / warrant shares	Dec. 31, 2012 $ / shares $ / warrant shares	Dec. 31, 2011 $ / shares $ / warrant shares	Dec. 31, 2010 $ / shares $ / warrant shares	Dec. 31, 2009 $ / shares $ / warrant shares
Warrants Outstanding [Roll Forward]
Balance	3,785,300
Balance	3,785,300	3,785,300
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share) | $ / shares						$ 1.05
Balance (in dollars per share) | $ / shares							$ 1.05
Warrant
Warrants Outstanding [Roll Forward]
Balance	3,785,300	3,785,300	3,785,300	3,785,300	3,385,300	3,385,300
Issued							2,660,000
Balance	3,785,300	3,785,300	3,785,300	3,785,300	3,785,300	3,385,300	3,385,300
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share) | $ / shares	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.10	$ 0.10
Issued (in dollars per share) | $ / warrant							0.10
Balance (in dollars per share) | $ / shares	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.10	$ 0.10
Placement Agent Warrants
Warrants Outstanding [Roll Forward]
Balance
Issued							725,300
Balance
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share) | $ / shares						$ 1.05
Issued (in dollars per share) | $ / warrant							0.10
Balance (in dollars per share) | $ / shares							$ 1.05
Public relations services warrant
Warrants Outstanding [Roll Forward]
Issued					400,000
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share) | $ / shares
Issued (in dollars per share) | $ / warrant					0.50
Balance (in dollars per share) | $ / shares